Consolidated Balance Sheets [Parenthetical] (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	2,728,351	712,870	139,595
Common Stock, shares outstanding	2,697,255	712,870	139,595
Treasury Stock, shares	31,096	0
Series A Convertible Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	51	51	51
Preferred Stock, shares issued	51	51	0
Preferred Stock, shares outstanding	51	51	0
Series C Convertible Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	310	500	500
Preferred Stock, shares issued	0	190	0
Preferred Stock, shares outstanding	0	190	0